Loss per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Loss per share	Loss per share
The Company’s shares comprised of ordinary shares. Each share has a nominal value of $0.06 (CHF 0.05). The basic loss per share is calculated by dividing the net loss attributable to shareholders by the weighted average number of shares in issue during the period excluding treasury shares, which are owned by the Company. The table presents the loss for the year ended December 31, 2025, 2024, and 2023, respectively (in USD thousands, except shares and loss per share):

	Year ended December 31,
	2025	2024	2023
Net loss attributed to shareholders	$(78,999)	$(62,493)	$(78,981)
Weighted average number of shares in issue	67,539,835	66,062,205	64,750,886
Basic and diluted loss per share	$(1.17)	$(0.95)	$(1.22)
For the years ended December 31, 2025, 2024 and 2023, the potential impact, on the calculation of loss per share, of the existing potential ordinary shares related to the share option plans and warrants are not presented, as the impact would be to dilute a loss, which causes them to be deemed “non-dilutive” for the purposes of the required disclosure, for additional details refer to Note 22 — “Share-Based Compensation” and Note 23 — “Borrowings”.